787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 24, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Sanford C. Bernstein Fund, Inc.

Securities Act File No. 33-21844

Investment Company Act File No. 811-05555

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus, dated January 31, 2012, for the AllianceBernstein Short Duration Portfolio (the “Portfolio”), a series of Sanford C. Bernstein Fund, Inc. The purpose of the filing is to submit the 497(c) filing dated February 3, 2012 in XBRL for the Portfolio.

Any questions or comments on the attached should be directed to the undersigned at 212-728-8510.

Very truly yours,

/s/ Anthony Geron

Anthony Geron